Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related party transactions

45.	Related party transactions

The Bank's related parties include, in addition to its subsidiaries, affiliates, and jointly-controlled entities, the key management personnel of the Bank and entities over which such key management personnel may exert significant influence.

Santander has a Related-Party Transactions Policy approved by the Board of Directors, designed to ensure that all transactions covered by the policy are conducted in the best interests of Banco Santander and its shareholders. This policy grants the Board of Directors the authority to approve certain transactions. Additionally, the established rules apply to all employees and administrators of Banco Santander and its subsidiaries.

Transactions and compensation for services involving related parties are conducted in the ordinary course of business and on arm's length terms, encompassing interest rates, terms, and guarantees, without entailing higher collection risks than usual or presenting any additional disadvantages.

a) Compensation of Key Management Personnel

For the period from January to December of 2025, management proposed a total remuneration for the administrators (Board of Directors and Executive Board) of up to R$600,000,000 (five hundred million reais), encompassing fixed, variable, and stock-based compensation. This proposal underwent consideration at the Ordinary General Meeting (OGM) held on April 25, 2025.

i) Long and short-term benefits

The Bank, in line with Banco Santander Spain and other subsidiaries globally within the Santander Group, maintains long-term compensation programs that are tied to the market performance of its share price, contingent upon the achievement of specified targets.

The table below presents the Salaries and Fees of the Board of Directors and Executive Management:

Thousand of Reais	2025	2024	2023

Fixed Compensation	128,124	127,341	132,276
Variable Compensation - in cash	105,354	110,111	126,181
Variable Compensation - in shares	90,489	94,787	91,306
Others	103,552	111,000	79,229
Total Short-Term Benefits	427,519	443,239	428,992
Variable Compensation - in cash	129,602	113,766	99,506
Variable Compensation - in shares	116,242	102,388	96,361
Total Long-Term Benefits	245,844	216,154	195,867
Total	673,363	659,393	624,859

Additionally, in the fiscal year ended December 31, 2025, charges were collected on management remuneration in the amount of R$39,873 (2024 - R$43,124 and 2023 - R$40,863).

ii) Contract termination

The termination of the employment agreement with Administrators, due to non-compliance with obligations or at the initiative of the contracted party, does not confer any right to financial compensation, and their accrued benefits will be discontinued.

b) Credit operations

The Bank and its subsidiaries may carry out credit operations and other transactions with related parties, in accordance with applicable laws and regulations, in particular articles 6 and 7 of CMN Resolution No. 4,693/18 and article 34 of the "Brazilian Corporations Law", as well as in compliance with Santander's Policy on Transactions with Related Parties, published on the Investor Relations website.

Such transactions shall be concluded at market values, terms and rates in effect on the date of contracting, under conditions of commutativity, and shall involve, among others, the following related parties:

(1) their controlling shareholders, whether natural or legal persons, as defined in article 116 of the Brazilian Corporations Law;

(2) its directors and members of statutory or contractual bodies;

(3) with regard to the persons mentioned in items (i) and (ii), their spouse, partner and relatives, by blood or affinity, up to the second degree;

(4) natural persons with a qualified shareholding in its capital;

(5) legal entities with qualified equity participation in their capital;

(6) legal entities in whose capital, directly or indirectly, a Santander Financial Institution holds a qualified equity stake;

(7) legal entities in which a Santander Financial Institution has effective operational control or a preponderant influence in decision-making, regardless of shareholding; and

(8) legal entities that have a director or member of the Board of Directors in common with a Santander Financial Institution.

c) Ownership interest

The table below presents the direct equity interests (ordinary and preference shares) as of December 31, 2025, December 2024 and 2023.

	2025
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,755	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	—	—%	2,696	—%
Directors (*)	3,083	0.1%	3,083	0.1%	6,167	0.1%
Others	361,775	9.5%	389,579	10.6%	751,354	10.0%
Total	3,805,028	99.6%	3,666,169	99.6%	7,471,199	99.6%
Treasury shares	13,666	0.4%	13,666	0.4%	27,332	0.4%
Total	3,818,694	100.0%	3,679,835	100.0%	7,498,531	100.0%
Free Float (2)	361,775	9.5%	389,579	10.6%	751,354	10.0%

	2024
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	—	—%	2,696	—%
Directors (*)	2,828	0.1%	2,828	0.1%	5,656	0.1%
Others	356,245	9.3%	384,050	10.4%	740,295	9.9%
Total	3,799,243	99.5%	3,660,385	99.5%	7,459,628	99.5%
Treasury shares	19,452	0.5%	19,452	0.5%	38,904	0.5%
Total	3,818,695	100.0%	3,679,837	100.0%	7,498,532	100.0%
Free Float (2)	356,245	9.3%	384,050	10.4%	740,295	9.9%

	2023
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	—	—%	2,696	—%
Administrators (*)	3,184	0.1%	3,184	0.1%	6,368	0.1%
Others	348,148	9.1%	375,952	10.2%	724,100	9.8%
Total	3,791,502	99.3%	3,652,643	99.3%	7,444,145	99.3%
Treasury shares	27,193	0.7%	27,193	0.7%	54,386	0.7%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	348,148	10.1%	375,952	10.2%	724,100	9.7%
(1)	Companies of the Santander Spain Group.
(2)	Comprised of Employees and Others.
(*)	None of the members of the Board of Directors and Executive Board holds 1.0% or more of any class of shares.

d) Related-party transactions

The following table presents the transactions that occurred between the group's companies:

	Parent (1)		Joint-controlled companies and Other Related Party (2) (4)		Key Management Personnel (3)		Total

	2025	2024	2025	2024	2025	2024	2025	2024
Assets	14,794,190	18,182,830	29,515,608	28,222,527	129,098	58,891	44,438,896	46,464,248
Derivatives Measured At Fair Value Through Profit Or Loss, Net	3,927,271	(333,181)	-	-	6,711	-	3,933,982	(333,181)
Debt Instruments	-	-	-	67,071	-	-	-	67,071
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	10,865,422	18,514,514	156,837	385,458	-	-	11,022,259	18,899,972
Loans and other values with customers	-	-	28,767,276	27,571,123	94,320	36,420	28,861,596	27,607,543
Other Assets	1,497	1,497	591,495	198,875	-	-	592,992	200,372
Warranties and Limits	-	-	-	-	28,067	22,471	28,067	22,471
Liabilities	(3,932,658)	(304,650)	(12,442,585)	(10,423,148)	187,483	(618,068)	(16,187,760)	(11,345,866)
Deposits from credit institutions	(3,909,005)	(11,181)	(750,775)	(596,956)	-	-	(4,659,780)	(608,137)
Securities	-	-	-	(519,000)	-	(39,904)	-	(558,904)
Customer deposits	-	-	(2,623,152)	(1,946,618)	(72,459)	(29,246)	(2,695,611)	(1,975,864)
Other financial liabilities - Dividends and interest on equity payable	(181)	-	(8,276,298)	(7,268,606)	-	-	(8,276,479)	(7,268,606)
Other Liabilities	(23,472)	(293,469)	(792,360)	(91,968)	259,942	(548,918)	(555,890)	(934,355)
Debt Instruments Eligible for Capital	-	-	-	-	-	-	-	-

	2025	2024	2025	2024	2025	2024	2025	2024
Income	2,029,355	(2,790,659)	614,997	1,810,374	(421,055)	(665,054)	2,223,297	(1,645,339)
Interest and similar income - Loans and amounts due from credit institutions	189,556	268,957	1,763	45,881	7,278	314	198,597	315,152
Warranties and Limits	-	-	-	-	25	25	25	25
Interest expense and similar charges	(81,444)	(625,820)	(275,437)	(149,293)	(428,661)	(665,501)	(785,542)	(1,440,614)
Fee and commission income (expense)	(900)	(5,344)	1,606,287	2,391,649	-	-	1,605,387	2,386,305
Gains (losses) on financial assets and liabilities and exchange differences (net)	2,219,950	(2,157,771)	-	(1,232)	303	108	2,220,253	(2,158,895)
Other operating income (expenses)	-	-	331,975	326,301	-	-	331,975	326,301
Administrative expenses and amortization	(297,807)	(270,681)	(1,049,591)	(642,983)	-	-	(1,347,398)	(913,664)
Profit from disposal of assets not classified as non-current assets held for sale	-	-	-	(159,949)	-	-	-	(159,949)
(1)	Parent - Banco Santander is indirectly controlled by Banco Santander Spain (note 1) through its subsidiaries GES and Sterrebeeck B.V.
(2)	Related entities as disclosed in note 11.
(3)	Refers to the recording in clearing accounts of Guarantees and Limits on credit operations, Provisions and Result of variable remuneration with Key Management Personnel..